OTHER LIABILITIES - NON CURRENT AND CURRENT (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Net Defined Benefit Liability (Asset) Guaranteed With Property, Plant And Equipment	$ 275.0
Bottom of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	178.9
Top of range
Disclosure of defined benefit plans [line items]
Estimate of contributions expected to be paid to plan for next five years	$ 197.3
Fair value of plan assets | Usiminas
Disclosure of defined benefit plans [line items]
Number of shares outstanding (shares)	34,109,762	34,109,762